Schedule of Investments (unaudited)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.6%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)	$200	$220,218
Alameda Corridor Transportation Authority RB
0.00%, 10/01/32 (NPFGC)(a)	745	538,491
0.00%, 10/01/47 (Call 10/01/37)	1,630	839,221
0.00%, 10/01/48 (Call 10/01/37)	665	340,538
0.00%, 10/01/49 (Call 10/01/37)	665	339,620
0.00%, 10/01/50 (Call 10/01/37)	2,195	1,116,475
0.00%, 10/01/51 (Call 10/01/37) (AGM)	1,000	514,165
5.00%, 10/01/52 (Call 10/01/32) (AGM)	285	299,647
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	257,451
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,041,522
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,037,695
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	622,305
Alameda County Transportation Commission RB
5.00%, 03/01/40 (Call 03/01/32)	4,215	4,725,422
5.00%, 03/01/41 (Call 03/01/32)	1,860	2,078,055
5.00%, 03/01/45 (Call 03/01/32)	2,000	2,201,737
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	2,671,147
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)	1,295	905,623
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,023,670
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	202,962
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,526,664
Anaheim Public Financing Authority RB, 5.00%, 05/01/46 (PR 05/01/24)	6,830	6,885,552
Anaheim Union High School District GO, 4.00%, 08/01/42 (Call 08/01/27)	4,060	4,100,920
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	520,493
4.00%, 04/01/33 (Call 04/01/27)	1,695	1,741,078
4.00%, 04/01/34 (Call 04/01/27)	3,500	3,586,206
4.00%, 04/01/38 (Call 04/01/27)	400	403,738
4.00%, 04/01/42 (Call 04/01/27)	6,035	6,064,342
4.00%, 04/01/47 (Call 04/01/27)	1,500	1,501,914
4.00%, 04/01/49 (Call 04/01/27)	2,455	2,440,411
5.00%, 04/01/28	1,945	2,143,098
5.00%, 04/01/29	3,000	3,370,854
5.00%, 04/01/54 (Call 04/01/33)	5,000	5,447,367
5.25%, 04/01/54 (Call 04/01/33)	8,000	8,904,388
VRDN,2.00%, 04/01/53 (Put 01/02/24)(b)	1,955	1,942,642
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)	1,200	1,174,936
VRDN,3.05%, 04/01/55 (Put 12/01/23)(b)	18,500	18,500,000
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)	725	708,566
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)	725	716,584
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,515,323
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,935	2,982,839
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	5,085	3,640,485
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,267,567
Beverly Hills Unified School District CA GO
0.00%, 08/01/27	11,500	10,336,395
0.00%, 08/01/29	2,195	1,855,784
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,011,750
5.00%, 09/01/45 (PR 09/01/25)	5,000	5,192,223
5.00%, 10/01/49 (PR 04/01/26)	250	263,333
Security	Par (000)	Value

California (continued)
5.25%, 04/01/40	$4,650	$5,671,622
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,147,477
Series T-1, 5.00%, 03/15/39	4,950	5,935,992
Series U-3, 5.00%, 06/01/43	2,090	2,463,328
Series U-6, 5.00%, 05/01/45	20,280	23,713,011
Series U-7, 5.00%, 06/01/46	2,650	3,090,672
Series V-1, 5.00%, 05/01/29	500	564,515
Series V-1, 5.00%, 05/01/49	7,260	8,432,218
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/45 (Call 10/01/32)	5,000	5,072,031
5.00%, 10/01/26	215	229,359
5.00%, 10/01/26 (Call 04/01/26)	3,550	3,748,108
5.00%, 10/01/27	500	545,192
5.00%, 10/01/28	1,000	1,113,741
5.00%, 10/01/28 (Call 04/01/28)	545	601,607
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,058,998
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,117,728
5.00%, 10/01/47 (Call 10/01/32)	1,175	1,291,117
5.00%, 10/01/48 (Call 04/01/28)	125	131,366
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,279,177
5.00%, 10/01/52 (Call 10/01/32)	8,000	8,736,625
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	518,462
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	310,343
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	884,475
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,410	1,548,418
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	812,645
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	744,779
California Municipal Finance Authority RB 5.00%, 01/01/48 (PR 01/01/28)	1,000	1,094,915
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	518,839
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	571,482
California State Public Works Board RB
4.00%, 11/01/41 (Call 11/01/31)	2,510	2,535,218
4.63%, 11/01/48 (Call 11/01/33)	13,760	14,389,459
5.00%, 02/01/25	5,000	5,108,880
5.00%, 08/01/25	6,680	6,889,397
5.00%, 10/01/27	320	346,975
5.00%, 10/01/27 (ETM)	20	21,777
5.00%, 11/01/27	4,510	4,899,147
5.00%, 06/01/28	2,000	2,197,995
5.00%, 08/01/28	1,000	1,102,520
5.00%, 10/01/29	235	251,980
5.00%, 10/01/29 (PR 10/01/27)	15	16,333
5.00%, 11/01/30	1,405	1,609,684
5.00%, 09/01/31	4,875	5,661,492
5.00%, 09/01/34 (Call 09/01/33)	5,000	5,952,004
5.00%, 11/01/36 (Call 11/01/33)	5,000	5,821,238
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,110,484
5.00%, 11/01/46 (Call 11/01/31)	3,100	3,370,820
Series A, 5.00%, 09/01/25 (Call 09/01/24)	3,100	3,144,255
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,620	2,654,577
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,280,950
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,232,314
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,010,330
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,009,231
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,014,664
Series C, 5.00%, 11/01/27	1,100	1,194,914
Series C, 5.00%, 11/01/29	1,530	1,723,687
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,655,106

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 06/01/25	$350	$359,778
Series F, 5.00%, 05/01/25	300	307,864
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	358,993
Series I, 5.00%, 11/01/25 (Call 11/01/24)	1,990	1,992,051
Series I, 5.00%, 11/01/38 (Call 11/01/24)	2,270	2,272,339
Series I, 5.25%, 11/01/27 (Call 11/01/24)	960	961,173
Series I, 5.50%, 11/01/31 (Call 11/01/24)	1,615	1,617,281
Series I, 5.50%, 11/01/33 (Call 11/01/24)	2,400	2,403,390
California State University RB
5.00%, 11/01/26	370	395,034
5.00%, 11/01/33 (Call 05/01/27)	1,325	1,416,823
5.25%, 11/01/48 (Call 11/01/33)	1,445	1,631,989
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,473,898
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,005	2,019,223
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	200,536
Series A, 4.00%, 11/01/45 (Call 05/01/26)	985	989,905
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	407,379
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,385	1,459,497
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	407,664
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,434,600
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,071,210
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,425	1,452,312
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	558,594
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	514,673
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,584,989
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	536,200
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,570,485
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,038,309
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	516,696
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,528,731
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	2,864,750
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	478,848
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	513,540
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,653,919
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	509,560
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	669,949
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,706,897
Series A, 5.00%, 11/01/44 (PR 11/01/24)	13,290	13,544,687
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	779,708
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,329,390
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,550	3,734,735
Series C, 4.00%, 11/01/45 (Call 11/01/30)	4,470	4,507,374
California Statewide Communities Development
Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	251,020
Campbell Union High School District GO, Series B,
4.00%, 08/01/38 (PR 08/01/26)	2,000	2,068,168
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	249,559
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,817,356
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	202,144
Series D, 0.00%, 08/01/26(a)	545	499,517
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,020,689
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,016,528
5.00%, 08/01/27	500	542,546
5.25%, 08/01/48 (Call 08/01/33)	400	446,187
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,303,002
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,000,637
Chaffey Community College District GO, 3.00%, 06/01/33 (Call 06/01/28)	1,800	1,720,928
Security	Par (000)	Value

California (continued)
Chaffey Joint Union High School District GO
5.25%, 08/01/52 (Call 08/01/32)	$1,500	$1,654,350
Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	500,639
Chino Basin Regional Financing Authority RB, Series B,
4.00%, 11/01/25 (Call 08/01/25)	3,790	3,860,127
Chino Valley Unified School District GO,
4.00%, 08/01/45 (Call 08/01/30)	2,500	2,492,328
City & County of San Francisco CA GO
5.00%, 06/15/26	1,500	1,587,849
5.00%, 06/15/27	500	542,213
Series R, 5.00%, 06/15/28	3,500	3,877,769
Series R1, 5.00%, 06/15/24 (Call 12/15/23)	175	175,167
Series R1, 5.00%, 06/15/25	2,815	2,907,849
Series R1, 5.00%, 06/15/26 (Call 06/15/24)	550	550,534
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,656,993
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,149,792
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,555,066
City of Los Angeles CA, 5.00%, 06/27/24	13,000	13,143,775
City of Los Angeles CA Solid Waste Resources Revenue RB
5.00%, 02/01/37 (Call 02/01/33)	1,000	1,168,497
5.00%, 02/01/38 (Call 02/01/33)	1,000	1,152,391
City of Los Angeles CA Wastewater System Revenue RB
4.00%, 06/01/52 (Call 06/01/32)	1,420	1,421,153
5.00%, 06/01/26	3,815	4,033,512
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	502,564
Series A, 5.00%, 06/01/35 (Call 06/01/24)	2,450	2,450,760
Series A, 5.00%, 06/01/43 (Call 12/01/23)	1,435	1,435,445
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,058,282
Series A, 5.00%, 06/01/47 (Call 06/01/32)	3,275	3,576,948
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,000	1,051,218
Series B, 5.00%, 06/01/27	3,850	4,163,186
Series C, 5.00%, 06/01/29	2,000	2,252,675
Series C, 5.00%, 06/01/30	2,000	2,291,465
Series C, 5.00%, 06/01/32	2,500	2,961,086
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	930,844
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	360	371,070
5.00%, 05/15/25 (ETM)	140	144,233
5.00%, 05/15/28	280	309,555
5.00%, 05/15/48 (Call 05/15/29)	1,020	1,081,795
Series A, 5.00%, 05/15/26	1,000	1,055,366
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,209,504
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	5,938,905
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	4,839,530
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,425	1,552,025
Series B, 5.00%, 05/15/25	1,135	1,169,900
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,140,449
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,105	2,417,649
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,083,921
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,205	2,404,515
Series B, 5.00%, 05/15/48 (Call 05/15/31)	475	513,605
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,783,372
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,586,291
City of Riverside CA Electric Revenue RB
VRDN,2.03%, 10/01/35 (Put 12/01/23)(b)	10,000	10,000,000
Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,128,302
Series A, 5.00%, 10/01/48 (Call 04/01/29)	3,695	3,907,991

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Riverside CA Sewer Revenue RB, Series A,
5.00%, 08/01/40 (Call 08/01/25)	$500	$510,105
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,035,185
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,055	1,079,067
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,535,254
5.00%, 11/01/25	455	473,655
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,751,779
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,496,488
5.00%, 11/01/31	1,000	1,177,533
5.00%, 11/01/32	1,000	1,196,368
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,026,894
5.00%, 11/01/32 (Call 11/01/26)	370	392,651
5.00%, 11/01/34 (Call 11/01/26)	1,740	1,843,454
5.00%, 11/01/39 (Call 11/01/33)	1,000	1,154,886
5.00%, 11/01/42 (PR 11/01/24)	4,325	4,406,341
5.00%, 11/01/43 (Call 11/01/33)	3,550	4,022,694
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	1,945,845
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,080,675
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,079,304
City of San Jose CA GO
5.00%, 09/01/45 (Call 03/01/31)	7,035	7,703,692
5.00%, 09/01/47 (Call 03/01/29)	2,000	2,128,330
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,529,787
Series A, 5.00%, 09/01/42 (Call 03/01/31)	2,175	2,409,588
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,831,619
Series C, 5.00%, 09/01/28	370	410,853
City of Santa Rosa CA Wastewater Revenue RB, 0.00%, 09/01/32 (AMBAC)	5,000	3,747,162
Clovis Unified School District GO
4.00%, 08/01/40 (Call 08/01/25)	105	105,265
4.00%, 08/01/40 (PR 08/01/25)	145	147,761
Coast Community College District GO
0.00%, 08/01/30 (AGM)(a)	2,985	2,395,703
0.00%, 08/01/34 (Call 08/01/25)(a)	500	323,445
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,081,232
5.00%, 08/01/31 (Call 08/01/25)	2,335	2,418,894
5.00%, 08/01/36 (PR 08/01/27)	1,500	1,627,092
Series B, 0.00%, 08/01/27 (AGM)(a)	320	285,145
Series B, 0.00%, 08/01/28 (AGM)(a)	2,050	1,768,350
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	505,039
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	406,775
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,520	2,179,353
Contra Costa Community College District GO, Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,251,325
Contra Costa Water District RB
4.00%, 10/01/46 (Call 10/01/31)	3,440	3,451,842
Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,256,589
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	1,500	1,550,222
County of Los Angeles CA, 5.00%, 06/28/24	9,780	9,894,195
County of Riverside CA, 5.00%, 06/28/24	3,335	3,374,720
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,028,624
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,065,757
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	818,953
Security	Par (000)	Value

California (continued)
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	$5,890	$6,927,699
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	760,749
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	508,169
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,046,860
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,003,935
Dublin Unified School District GO, 4.25%, 08/01/53 (Call 08/01/33)	5,000	5,121,626
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/24	425	429,382
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,000	1,003,077
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,039,988
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	258,824
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	310,391
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	556,422
Series A, 5.00%, 06/01/37 (Call 06/01/32)	2,000	2,304,214
Series A, 5.00%, 06/01/42 (Call 06/01/27)	4,460	4,683,078
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,046,058
Series B, 5.00%, 06/01/24	850	858,765
Series B, 5.00%, 06/01/25	325	335,618
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,384,951
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,078,936
Series B, 5.00%, 06/01/34 (Call 06/01/27)	430	462,356
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,375,226
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,388,013
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,041,543
Eastern Municipal Water District RB, 2.50%, 07/01/46 (Put 12/01/23)(b)	6,650	6,650,000
El Camino Community College District Foundation (The) GO
0.00%, 08/01/29(a)	2,110	1,762,186
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	501,593
Series C, 0.00%, 08/01/32(a)	700	522,272
Series C, 0.00%, 08/01/33(a)	125	89,655
Series C, 0.00%, 08/01/34(a)	2,050	1,413,046
El Dorado Irrigation District RB, Series A,
5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	251,186
El Monte Union High School District GO, Series B,
4.00%, 06/01/46 (Call 06/01/27)	4,100	4,106,733
Elk Grove Unified School District GO 2.00%, 08/01/34 (Call 08/01/30)	2,515	2,093,249
Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,855	2,860,289
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	110,849
Series C, 0.00%, 08/01/46(a)	985	342,697
Series C, 0.00%, 08/01/51(a)	1,155	319,852
Foothill-De Anza Community College District GO
0.00%, 08/01/34 (NPFGC-IBC FGIC)	2,000	1,422,619
0.00%, 08/01/36(a)	950	617,863
4.00%, 08/01/40 (Call 08/01/26)	4,285	4,322,994
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	4,553,745
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	522,860
0.00%, 01/15/34 (AGM)(a)	5,500	3,752,729
0.00%, 01/15/35 (AGM)(a)	300	195,950
Series A, 0.00%, 01/01/25 (ETM)(a)	880	850,468
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,093,153

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 0.00%, 01/01/28 (ETM)(a)	$440	$391,238
Series A, 0.00%, 01/01/29 (ETM)(a)	500	431,711
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	267,625
Series A, 0.00%, 01/15/36 (AGM)(a)	12,490	7,852,592
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,780,889
Series A, 4.00%, 01/15/46 (Call 01/15/31)	19,000	18,205,544
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,002,993
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,452,776
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,745	5,763,270
Series B-1, VRDN,3.95%, 01/15/53 (Call 07/15/27)(b)	1,200	1,097,388
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,087,323
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	1,951,609
4.00%, 08/01/48 (Call 08/01/31)	4,335	4,357,473
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,459,384
Series A, 4.00%, 08/01/46 (Call 08/01/27)	10,405	10,439,389
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,048,857
Glendale Community College District/CA GO,
4.00%, 08/01/50 (Call 08/01/29)	8,085	8,001,930
Glendale Unified School District/CA GO, Series B,
4.00%, 09/01/41 (PR 09/01/25)	350	357,065
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	136,847
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,002,073
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	998,338
Hayward Unified School District GO
5.00%, 08/01/38 (PR 08/01/24)	6,000	6,077,506
Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	996,793
Hillsborough City School District GO
0.00%, 09/01/30(a)	4,995	4,009,589
0.00%, 09/01/31(a)	5,075	3,953,420
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	514,684
Irvine Facilities Financing Authority RB
4.25%, 05/01/53 (Call 05/01/26)	1,000	1,001,760
5.25%, 05/01/48 (Call 05/01/26)	1,000	1,029,600
Irvine Ranch Water District Water Service Corp.,
5.25%, 02/01/46 (Call 08/01/26)	1,000	1,037,810
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	5,465	4,375,923
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)	250	166,773
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	401,316
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	300,170
Long Beach Unified School District GO
3.00%, 08/01/47 (Call 08/01/29)	1,605	1,247,718
4.00%, 08/01/47 (Call 08/01/33)	3,500	3,502,678
4.00%, 08/01/48 (Call 08/01/33)	3,910	3,909,623
4.00%, 08/01/53 (Call 08/01/33)	2,085	2,076,246
5.00%, 08/01/25	3,200	3,316,630
5.00%, 08/01/44 (Call 08/01/33)	1,015	1,133,894
5.00%, 08/01/45 (Call 08/01/33)	3,265	3,636,795
Series B, 3.00%, 08/01/48 (Call 08/01/29)	3,150	2,422,851
Series B, 3.00%, 08/01/50 (Call 08/01/29)	7,320	5,541,987
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	500,454
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,182,308
Security	Par (000)	Value

California (continued)
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	$200	$100,043
Los Angeles Community College District
5.00%, 08/01/27	10,000	10,841,785
5.00%, 08/01/28	3,625	4,018,140
5.00%, 08/01/29	2,085	2,353,873
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	1,915	1,936,345
5.00%, 08/01/25	4,420	4,581,095
5.00%, 08/01/27	1,800	1,952,511
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,107,100
Series A, 4.00%, 08/01/33 (PR 08/01/24)	4,000	4,025,819
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,276,276
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	238,036
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	476,071
Series A, 5.00%, 08/01/30 (PR 08/01/24)	8,495	8,604,736
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	531,782
Series C, 5.00%, 08/01/25	345	357,574
Series C, 5.00%, 06/01/26	2,395	2,530,397
Series J, 4.00%, 08/01/41 (Call 08/01/27)	3,445	3,476,112
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	734,319
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,050	1,075,243
Series K, 4.00%, 08/01/36 (Call 08/01/26)	2,435	2,471,324
Series K, 4.00%, 08/01/37 (Call 08/01/26)	4,325	4,373,207
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,472,504
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,240	2,257,211
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	500,688
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,058,045
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,294,025
Series A, 5.00%, 06/01/24	1,025	1,035,017
Series A, 5.00%, 06/01/25	4,280	4,412,857
Series A, 5.00%, 06/01/27	360	389,410
Series A, 5.00%, 06/01/28	1,240	1,371,993
Series A, 5.00%, 07/01/28 (Call 07/01/27)	265	287,644
Series A, 5.00%, 06/01/30	3,950	4,531,346
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,030	2,330,469
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,867,736
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,020	3,452,415
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,353,388
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,080,964
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,065,994
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,475,266
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,059,285
Series A, 5.00%, 07/01/39 (Call 07/01/31)	1,500	1,675,364
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,298,317
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,525,492
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,770	2,941,894
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/30	2,000	2,298,628
5.00%, 07/01/32	2,000	2,375,263
5.00%, 07/01/33	500	602,728
5.00%, 07/01/34 (Call 07/01/28)	3,065	3,366,438
5.00%, 07/01/34 (Call 07/01/33)	2,000	2,397,031
5.00%, 07/01/43 (Call 07/01/31)	10,120	11,085,987
5.00%, 07/01/45 (Call 07/01/31)	1,075	1,171,157
Los Angeles County Public Works Financing Authority RB 4.00%, 12/01/46 (Call 12/01/31)	2,000	2,012,986

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 12/01/39 (Call 12/01/24)	$500	$506,207
Series D, 4.00%, 12/01/40 (Call 12/01/25)	2,260	2,267,078
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	546,030
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,072,847
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	5,010	5,017,930
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	517,073
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/28)	990	1,085,441
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,021,608
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	872,300
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,601,210
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,542,565
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	1,952,524
Series C, 5.00%, 07/01/49 (Call 07/01/29)	2,455	2,596,182
Los Angeles Department of Water & Power RB
5.00%, 07/01/25	3,590	3,710,392
5.00%, 07/01/28	2,485	2,752,334
5.00%, 07/01/40 (Call 01/01/32)	2,000	2,232,513
5.00%, 07/01/42 (Call 01/01/32)	6,185	6,854,647
5.00%, 07/01/51 (Call 07/01/31)	5,055	5,450,419
5.00%, 07/01/52 (Call 01/01/32)	2,100	2,271,375
Series A, 5.00%, 07/01/26	3,645	3,857,112
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,587,810
Series B, 5.00%, 07/01/40 (Call 07/01/30)	1,500	1,645,415
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,119,390
Series D, 5.00%, 07/01/37 (Call 07/01/29)	3,865	4,239,659
Series D, 5.00%, 07/01/49 (Call 07/01/29)	3,675	3,886,342
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	636,581
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	721,591
Series B, 5.00%, 07/01/26 (Call 06/01/26)	2,270	2,398,001
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/49 (Call 07/01/33)	1,000	1,101,142
5.25%, 07/01/53 (Call 07/01/33)	1,000	1,121,565
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/25	2,000	2,067,071
5.00%, 07/01/34 (Call 07/01/33)	1,100	1,319,397
5.00%, 07/01/35 (Call 01/01/26)	2,830	2,931,468
5.00%, 07/01/40 (Call 07/01/32)	5,350	6,022,275
5.00%, 07/01/42 (Call 01/01/32)	2,310	2,566,981
5.00%, 07/01/43 (Call 07/01/32)	2,650	2,949,457
5.00%, 07/01/47 (Call 07/01/32)	6,330	6,948,124
5.00%, 07/01/51 (Call 01/01/31)	2,600	2,798,348
5.00%, 07/01/52 (Call 01/01/32)	5,760	6,250,896
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,369,184
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,083,071
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,075,695
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,113,022
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,049,145
Series A, 5.00%, 07/01/50 (Call 07/01/30)	6,460	6,927,296
Series A-1, VRDN,2.75%, 07/01/49 (Put 12/01/23)(b)	5,000	5,000,000
Series B, 4.00%, 07/01/27	415	435,806
Series B, 5.00%, 01/01/24 (Call 01/01/24)	330	330,000
Series B, 5.00%, 07/01/43 (Call 07/01/28)	4,345	4,615,366
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	255,651
Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/48 (Call 07/01/28)	$4,025	$4,245,125
Series C, 5.00%, 07/01/25 (Call 07/01/24)	3,930	3,978,732
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,819,484
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,325	1,354,968
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,021,803
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,033,538
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,285,453
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	941,329
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,022,856
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,038,635
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,563,551
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,722,250
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	502,412
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	502,412
Los Angeles Unified School District/CA COP
5.00%, 10/01/27	1,000	1,083,160
5.00%, 10/01/30	2,000	2,269,601
Los Angeles Unified School District/CA GO
4.00%, 07/01/32 (Call 01/01/31)	440	469,664
5.00%, 07/01/25	2,000	2,068,010
5.00%, 07/01/26	2,250	2,382,087
5.00%, 07/01/27	2,320	2,515,136
5.00%, 07/01/28	3,740	4,140,639
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,165,690
5.00%, 07/01/29	4,500	5,075,614
5.00%, 07/01/30	1,225	1,405,511
5.00%, 07/01/36 (Call 01/01/33)	1,000	1,179,233
5.00%, 07/01/39 (Call 01/01/33)	1,405	1,616,866
5.00%, 07/01/43 (Call 01/01/34)	4,575	5,142,949
5.25%, 07/01/47 (Call 01/01/33)	750	840,330
5.25%, 07/01/48 (Call 01/01/34)	5,000	5,638,096
Series A, 5.00%, 07/01/24	2,325	2,352,502
Series A, 5.00%, 07/01/25	5,345	5,526,757
Series A, 5.00%, 07/01/26	6,125	6,484,569
Series A, 5.00%, 07/01/27	4,670	5,062,795
Series A, 5.00%, 07/01/28	3,795	4,201,531
Series A, 5.00%, 07/01/29	1,850	2,086,641
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,035,099
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,000	1,124,486
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,088,300
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,056,090
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,592,803
Series B-1, 4.00%, 07/01/24	740	744,567
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	505	551,629
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	545,349
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,174,581
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,070,083
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	3,075	3,277,329
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	875,635
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,070,662
Series C, 4.00%, 07/01/39 (Call 07/01/30)	2,620	2,688,206
Series C, 4.00%, 07/01/44 (Call 07/01/30)	8,695	8,775,486
Series C, 5.00%, 07/01/24	1,010	1,021,831
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	464,599
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,817,071
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	756,130
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,622,069
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	3,010	3,075,494
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	3,000	3,027,770
Series RYQ, 5.00%, 07/01/28	1,145	1,267,655

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	$600	$599,187
Manhattan Beach Unified School District GO, 4.00%, 09/01/46 (Call 09/01/28)	5,000	5,021,897
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,499,070
Mendocino-Lake Community College District GO
0.00%, 08/01/51 (PR 08/01/25) (BAM)(a)	7,000	1,724,290
Series B, 0.00%, 08/01/51 (AGM)(a)	250	66,609
Menlo Park City School District GO, Series 2006,
0.00%, 07/01/44 (Call 07/01/32)	435	425,415
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,681,633
Metropolitan Water District of Southern California RB
5.00%, 10/01/27	175	191,219
5.00%, 10/01/29	2,000	2,268,727
5.00%, 10/01/31	2,000	2,347,188
5.00%, 10/01/33 (Call 10/01/32)	1,000	1,192,447
5.00%, 07/01/37 (Call 01/01/29)	1,000	1,091,644
5.00%, 07/01/38 (Call 01/01/29)	1,015	1,099,896
5.00%, 10/01/39 (Call 04/01/31)	1,680	1,875,490
5.00%, 04/01/48 (Call 04/01/33)	6,500	7,182,974
Series A, 2.50%, 07/01/26	230	224,392
Series A, 5.00%, 07/01/25	125	129,192
Series A, 5.00%, 07/01/26	1,060	1,123,043
Series A, 5.00%, 07/01/27	790	857,293
Series A, 5.00%, 07/01/30 (PR 01/01/26)	1,000	1,046,474
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,100	1,225,303
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,239,951
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,525	1,576,141
Series A, 5.00%, 10/01/49 (Call 10/01/29)	15,915	16,972,615
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,092,708
Series C, 5.00%, 10/01/27	980	1,070,825
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,490	3,845,672
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	3,015,383
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	10,000	10,351,276
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	415,606
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/43 (Call 08/01/35)	2,235	2,125,770
Series A, 4.00%, 08/01/49 (Call 08/01/29)	8,750	8,804,507
Series A, 5.88%, 08/01/28 (Call 02/01/28)	1,000	1,131,673
Mount San Jacinto Community College District GO, 4.00%, 08/01/43 (Call 08/01/28)	5,250	5,300,765
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	259,545
Municipal Improvement Corp. of Los Angeles RB
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,417,228
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	527,161
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,110,223
Newport Mesa Unified School District GO
0.00%, 08/01/35(a)	2,000	1,357,891
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	403,888
Series 2005, 0.00%, 08/01/34(a)	1,715	1,213,516
Series 2005, 0.00%, 08/01/36(a)	2,625	1,696,664
Series 2005, 0.00%, 08/01/38(a)	500	289,279
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,064,890
Security	Par (000)	Value

California (continued)
North Orange County Community College District/CA GO
4.00%, 08/01/43 (Call 08/01/32)	$2,100	$2,139,865
4.00%, 08/01/44 (Call 08/01/32)	2,625	2,657,063
Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,554,700
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,250,851
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,138,220
5.00%, 02/15/30 (Call 02/15/29)	500	561,123
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,621,463
Orange County Local Transportation Authority Sales Tax Revenue RB, 4.00%, 02/15/38 (Call 02/15/29)	3,365	3,458,887
Orange County Sanitation District COP, 5.00%, 02/01/33 (Call 02/01/31)	1,000	1,151,676
Orange County Sanitation District RB, 5.00%, 02/01/26	2,005	2,101,537
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,266,778
Series C, 5.00%, 08/15/25	175	181,423
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,607,730
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	255,169
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,058,272
Peninsula Corridor Joint Powers Board/CA RB, 5.00%, 06/01/47 (Call 06/01/31)	2,025	2,181,651
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	247,843
Series D, 0.00%, 08/01/42(a)	200	89,443
Series D, 0.00%, 08/01/46(a)	1,300	458,635
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,030	2,155,241
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,105,529
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,001,483
Poway Unified School District GO
0.00%, 08/01/27(a)	2,500	2,228,431
0.00%, 08/01/33(a)	250	178,348
0.00%, 08/01/35(a)	500	328,486
0.00%, 08/01/36(a)	1,000	623,514
0.00%, 08/01/38(a)	755	418,029
0.00%, 08/01/46(a)	4,445	1,535,810
Series A, 0.00%, 08/01/31(a)	790	610,375
Series A, 0.00%, 08/01/32(a)	450	334,337
Series B, 0.00%, 08/01/34(a)	7,165	4,917,153
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)	4,170	5,032,112
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	521,857
Riverside County Transportation Commission RB
4.00%, 06/01/38 (Call 06/01/31)	2,965	2,915,674
5.00%, 06/01/25	420	432,851
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	431,076
Series B, 0.00%, 06/01/41(a)	2,500	1,077,326
Series B, 5.00%, 06/01/24	685	691,661
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	335,481
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,020	1,089,432
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,614,490
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,058,281
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,454,091
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	2,384	2,386,911
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	3,917,783
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,060,693

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	$6,020	$5,625,667
Riverside County Transportation Commission Sales Tax Revenue RB 5.00%, 06/01/30 (Call 12/01/27)	2,500	2,719,667
Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,633,456
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,010,079
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,025,704
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	741,638
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,494,332
Series A, 5.00%, 12/01/27	750	823,371
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,773,761
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,003,304
Series A, 5.00%, 12/01/50 (Call 12/01/30)	4,105	4,413,306
Sacramento Municipal Utility District RB
5.00%, 08/15/25	750	777,148
5.00%, 08/15/26	265	281,842
5.00%, 08/15/44 (Call 08/15/33)	1,785	1,987,040
5.00%, 08/15/53 (Call 08/15/33)	2,000	2,183,159
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)	1,635	1,672,585
Series E, 5.00%, 08/15/24	505	512,129
Series E, 5.00%, 08/15/25	805	834,139
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,132,520
Series H, 4.00%, 08/15/45 (Call 08/15/30)	3,375	3,396,038
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,340	3,574,078
Series I, 5.00%, 08/15/27	1,000	1,089,751
Series K, 5.25%, 07/01/24 (AMBAC)	70	70,943
Sacramento Transportation Authority Sales Tax Revenue RB
5.00%, 10/01/28	1,500	1,675,677
5.00%, 10/01/29	2,000	2,275,700
5.00%, 10/01/32	1,750	2,093,985
5.00%, 10/01/33	8,265	10,006,421
5.00%, 10/01/38 (Call 10/01/33)	2,000	2,307,938
San Bernardino Community College District GO,
Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	525,011
San Diego Association of Governments RB, 5.00%, 11/15/26 (PR 11/15/25)	2,350	2,434,700
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,094,042
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	517,824
4.00%, 08/01/41 (PR 08/01/26)	3,500	3,624,766
5.00%, 08/01/24	500	506,853
5.00%, 08/01/27 (Call 08/01/26)	555	590,234
5.00%, 08/01/28 (Call 08/01/26)	1,450	1,541,385
5.00%, 08/01/30 (PR 08/01/26)	650	689,757
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,159,471
5.00%, 08/01/41 (PR 08/01/26)	6,250	6,632,282
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	1,949,246
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,657,868
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,152,144
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,042,048
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	425,019
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	420,339
Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/51 (Call 07/01/31)	$2,000	$2,129,347
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,125,734
San Diego County Regional Transportation Commission RB
5.00%, 04/01/28	1,245	1,375,032
5.00%, 04/01/30	1,375	1,574,256
5.00%, 04/01/35 (Call 04/01/33)	1,500	1,783,014
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,501,081
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,066,165
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,115	2,170,317
Series A, 5.00%, 04/01/48 (PR 04/01/24)	2,710	2,728,136
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	4,729,150
San Diego County Water Authority RB
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,189,949
Series A, 5.00%, 05/01/52 (Call 05/01/32)	1,570	1,705,946
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,602,870
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,730	5,233,941
San Diego Public Facilities Financing Authority RB
4.00%, 08/01/52 (Call 08/01/33)	1,730	1,735,300
5.00%, 05/15/24	570	575,198
5.00%, 05/15/25	1,000	1,030,893
5.25%, 08/01/48 (Call 08/01/33)	9,080	10,151,791
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	528,518
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	531,720
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,019,192
Series B, 5.00%, 08/01/24	1,000	1,013,508
Series B, 5.00%, 08/01/25	310	321,094
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,593,500
San Diego Unified School District/CA, 5.00%, 06/28/24	1,500	1,515,587
San Diego Unified School District/CA GO
3.00%, 07/01/37 (Call 07/01/30)	2,400	2,130,319
4.00%, 07/01/51 (Call 07/01/31)	2,300	2,267,468
4.00%, 07/01/53 (Call 07/01/33)	12,285	12,048,247
5.00%, 07/01/24	2,665	2,698,664
5.00%, 07/01/48 (Call 07/01/33)	13,000	14,319,614
6.00%, 07/01/33 (PR 07/01/24)	3,000	3,051,075
Series C, 0.00%, 07/01/30(a)	840	674,100
Series C, 0.00%, 07/01/35(a)	300	196,447
Series C, 0.00%, 07/01/36(a)	1,240	767,142
Series C, 0.00%, 07/01/38(a)	1,930	1,060,882
Series C, 0.00%, 07/01/39(a)	1,100	570,942
Series C, 0.00%, 07/01/42(a)	215	94,988
Series C, 0.00%, 07/01/45(a)	2,780	1,050,353
Series C, 0.00%, 07/01/46(a)	500	179,178
Series C, 0.00%, 07/01/47(a)	1,100	374,409
Series C, 0.00%, 07/01/47 (Call 07/01/40)	780	706,808
Series C, 0.00%, 07/01/48 (Call 07/01/40)	1,100	990,269
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	879,133
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	5,085	5,017,625
Series E, 0.00%, 07/01/32(a)	3,440	2,538,383
Series E, 0.00%, 07/01/42	1,340	994,142
Series E, 0.00%, 07/01/47 (Call 07/01/42)	3,025	2,219,519
Series E, 0.00%, 07/01/49(a)	4,000	1,229,310
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,417,207
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	449,177
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,002,151
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,051,705
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	2,029,086
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	988,367
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	4,200	3,129,036
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	5,000	4,933,752

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	$3,000	$2,318,223
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	6,195	6,222,346
Series R-1, 0.00%, 07/01/31(a)	1,820	1,405,463
Series R-2, 0.00%, 07/01/40	800	763,272
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)	450	424,770
Series R-4, 5.00%, 07/01/24	325	329,105
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	361,438
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	185,988
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	960	1,016,585
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	509,740
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	223,727
San Dieguito Union High School District GO,
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	200,519
San Francisco Bay Area Rapid Transit District GO
3.00%, 08/01/38 (Call 08/01/29)	1,625	1,406,685
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,005,426
Series A, 5.00%, 08/01/47 (Call 08/01/27)	1,015	1,053,964
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	2,757,409
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,666,542
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,600	1,925,036
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,035,674
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,257,404
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	925,956
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,010,166
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,018,212
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/31 (Call 05/01/29)	1,230	1,373,855
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,604,420
Series A, 5.00%, 05/01/26	1,000	1,052,904
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,114,114
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	403,778
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,522,957
Series B, 5.00%, 05/01/44 (Call 05/01/24)	4,625	4,639,201
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,551,049
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,152,904
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,892,243
Series D, 5.00%, 05/01/24	1,025	1,032,918
Series D, 5.00%, 05/01/25	250	257,217
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,084,195
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	781,328
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	2,090	2,069,012
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/25	2,280	2,368,130
5.00%, 10/01/27 (Call 10/01/25)	530	550,283
5.00%, 10/01/28	3,195	3,567,648
5.00%, 10/01/30	5,000	5,781,487
5.00%, 10/01/31 (Call 04/01/28)	1,400	1,539,807
5.00%, 10/01/45 (Call 10/01/31)	3,485	3,831,015
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,005,961
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	2,009,780
Series B, 4.00%, 10/01/42 (Call 10/01/24)	2,175	2,175,101
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,058,520
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,047,877
4.00%, 02/01/26	1,480	1,520,750
Security	Par (000)	Value

California (continued)
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	$740	$722,749
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,405,673
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	502,067
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/26 (ETM)(a)	280	262,732
0.00%, 01/01/28 (ETM)(a)	750	668,224
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,121,612
5.00%, 01/15/31	1,500	1,673,662
5.00%, 01/15/33 (Call 01/15/32)	3,670	4,130,906
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	371,368
Series A, 5.00%, 01/15/34 (PR 01/15/25)	750	766,697
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,178,096
Series A, 5.00%, 01/15/50 (PR 01/15/25)	8,755	8,949,904
San Jose Evergreen Community College District GO
3.00%, 09/01/40 (Call 09/01/28)	1,250	1,065,382
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,519,236
San Jose Financing Authority RB, 5.00%, 11/01/52 (Call 11/01/32)	7,300	7,988,533
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	1,060	888,232
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,546,413
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	313,570
San Juan Unified School District GO
4.00%, 08/01/46 (Call 08/01/30)	1,095	1,099,135
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,120,788
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	566,306
Series B, 0.00%, 08/01/38(a)	565	313,086
Series B, 0.00%, 08/01/47(a)	500	173,034
Series B, 0.00%, 08/01/51(a)	1,500	424,472
Series C, 5.00%, 08/01/40 (PR 02/01/24)	480	481,800
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	4,500	3,641,116
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	805,063
Series B, 0.00%, 09/01/26 (NPFGC)(a)	550	506,473
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,517,764
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	919,625
Series B, 5.00%, 09/01/45 (Call 09/01/28)	4,475	4,760,830
San Mateo County Transit District Sales Tax Revenue RB, VRDN,1.80%, 06/01/49 (Put 12/01/23)(b)	6,655	6,655,000
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	431,445
Series B, 5.00%, 08/01/25	6,295	6,518,203
San Mateo Foster City School District/CA GO,
0.00%, 08/01/42 (Call 08/01/31)	2,235	2,306,758
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33	500	472,406
Series A, 0.00%, 09/01/41 (Call 09/01/36)	1,915	1,898,614
Series A, 0.00%, 07/01/51 (Call 09/01/41)	1,755	1,243,614
Santa Barbara Secondary High School District GO,
Series A, 0.00%, 08/01/40(a)	555	262,537
Santa Barbara Unified School District, 4.00%, 08/01/44 (Call 08/01/28)	2,945	2,965,762
Santa Barbara Unified School District GO, Series A,
4.00%, 08/01/41 (Call 08/01/27)	2,000	2,022,384
Santa Clara Unified School District GO
3.00%, 07/01/36 (Call 07/01/26)	3,370	3,072,001
Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	5,500	5,501,448

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/27	$1,000	$1,079,186
5.00%, 04/01/28	1,000	1,104,010
5.00%, 04/01/34 (PR 04/01/25)	500	514,759
5.00%, 04/01/36 (Call 04/01/33)	1,000	1,180,680
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	2,897,719
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,443,541
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,825	1,948,677
Santa Clara Valley Water District Safe Clean Water Revenue RB, 5.00%, 08/01/47 (Call 08/01/32)	1,000	1,104,101
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,243,899
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	575,101
Series A, 4.00%, 08/01/47 (Call 08/01/28)	4,485	4,499,984
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	4,893,382
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,006,781
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,020	1,115,228
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,121,954
4.00%, 08/01/41 (Call 08/01/29)	2,000	2,033,458
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	997,809
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	1,500	1,239,024
South San Francisco Unified School District GO,
Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,002,999
Southern California Public Power Authority RB
5.00%, 07/01/28	2,610	2,896,745
5.00%, 07/01/29	4,000	4,522,766
5.00%, 07/01/30	3,000	3,451,865
5.00%, 07/01/36 (Call 07/01/24)	4,800	4,827,504
VRDN,2.86%, 07/01/36 (Put 12/01/23)(b)	19,675	19,675,000
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,005,351
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,001,338
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,093,544
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,001,214
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,022,147
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,003,978
Series C, 0.00%, 08/01/41(a)	650	304,061
Series C, 0.00%, 08/01/46(a)	1,000	343,914
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	517,152
State of California, 5.00%, 09/01/24	3,000	3,041,583
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,005	2,145,738
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,182,330
5.00%, 12/01/24	475	484,807
5.00%, 12/01/31 (Call 06/01/31)	2,555	2,980,983
5.00%, 12/01/35 (PR 06/01/29)	580	656,773
Series AS, 5.00%, 12/01/23	250	250,000
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,358,464
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,121,818
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,017,638
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,112,285
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,120,332
Series BA, 5.00%, 12/01/24	140	142,890
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,540	2,853,464
Series BB, 5.00%, 12/01/25	240	250,512
Security	Par (000)	Value

California (continued)
Series BB, 5.00%, 12/01/26	$1,900	$2,037,462
Series BB, 5.00%, 12/01/28	2,010	2,255,346
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,045	2,353,610
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	925	657,165
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,268,194
3.00%, 10/01/32 (Call 04/01/24)	820	798,005
3.00%, 10/01/34 (Call 10/01/29)	1,900	1,823,081
3.00%, 11/01/34 (Call 11/01/30)	1,575	1,510,215
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,725,659
3.00%, 10/01/36 (Call 10/01/29)	8,000	7,341,273
3.00%, 10/01/37 (Call 10/01/29)	1,375	1,242,557
3.00%, 03/01/46 (Call 03/01/30)	1,000	816,513
3.00%, 03/01/50 (Call 03/01/30)	505	400,422
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,186,206
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,562,070
4.00%, 04/01/24	1,155	1,159,067
4.00%, 03/01/25	475	480,578
4.00%, 11/01/25	240	244,737
4.00%, 03/01/27	5,000	5,192,711
4.00%, 10/01/27	1,740	1,821,229
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,491,525
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,594,021
4.00%, 10/01/33 (Call 04/01/31)	2,855	3,045,194
4.00%, 09/01/34 (Call 09/01/26)	865	872,400
4.00%, 10/01/34 (Call 04/01/31)	1,535	1,630,944
4.00%, 11/01/34 (Call 11/01/27)	3,300	3,389,473
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,831,835
4.00%, 03/01/36 (Call 03/01/30)	3,150	3,292,657
4.00%, 09/01/36 (Call 09/01/26)	4,000	4,029,838
4.00%, 10/01/36 (Call 10/01/29)	2,215	2,274,903
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,103,180
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,035,479
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,522,238
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,030,917
4.00%, 11/01/38 (Call 11/01/30)	3,810	3,913,202
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,533,099
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,176,129
4.00%, 10/01/41 (Call 04/01/31)	8,400	8,581,169
4.00%, 04/01/42 (Call 04/01/32)	1,680	1,707,100
4.00%, 09/01/43 (Call 09/01/33)	4,250	4,309,796
4.00%, 11/01/44 (Call 11/01/24)	975	975,956
4.00%, 03/01/45 (Call 03/01/25)	500	500,315
4.00%, 08/01/45 (Call 08/01/25)	250	250,214
4.00%, 03/01/46 (Call 03/01/30)	5,960	5,964,773
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,500,367
4.00%, 10/01/50 (Call 04/01/33)	2,500	2,488,487
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,413,851
4.25%, 09/01/52 (Call 09/01/32)	1,310	1,328,504
5.00%, 03/01/24	150	150,744
5.00%, 08/01/24	750	759,639
5.00%, 09/01/24	1,045	1,059,484
5.00%, 10/01/24	3,500	3,553,890
5.00%, 11/01/24	1,910	1,942,645
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,276,166
5.00%, 02/01/25 (Call 02/01/24)	5	5,007
5.00%, 03/01/25	250	255,958
5.00%, 04/01/25	700	717,897
5.00%, 05/01/25 (Call 05/01/24)	320	322,549
5.00%, 08/01/25	5,170	5,338,852
5.00%, 09/01/25 (Call 09/01/24)	3,450	3,451,410

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/25	$10,465	$10,844,888
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,127,909
5.00%, 11/01/25 (Call 05/01/24)	95	95,035
5.00%, 11/01/25 (Call 11/01/24)	205	205,658
5.00%, 12/01/25	4,485	4,664,615
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,001,019
5.00%, 03/01/26 (Call 03/01/25)	1,290	1,322,221
5.00%, 04/01/26	7,675	8,057,720
5.00%, 08/01/26	6,870	7,266,600
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,841,132
5.00%, 09/01/26	8,000	8,478,824
5.00%, 10/01/26	10,065	10,688,903
5.00%, 10/01/26 (Call 04/01/26)	3,275	3,443,218
5.00%, 11/01/26	2,500	2,660,467
5.00%, 02/01/27 (AMBAC)	200	214,055
5.00%, 03/01/27 (Call 03/01/25)	1,400	1,434,192
5.00%, 04/01/27	680	730,469
5.00%, 08/01/27	3,350	3,625,305
5.00%, 08/01/27 (Call 08/01/25)	620	640,418
5.00%, 08/01/27 (Call 08/01/26)	500	528,524
5.00%, 09/01/27	360	390,305
5.00%, 09/01/27 (Call 09/01/26)	3,675	3,891,560
5.00%, 10/01/27	4,925	5,349,511
5.00%, 11/01/27	10,325	11,235,921
5.00%, 11/01/27 (Call 05/01/24)	700	700,444
5.00%, 12/01/27	2,595	2,829,232
5.00%, 08/01/28	2,000	2,211,510
5.00%, 08/01/28 (Call 08/01/26)	2,335	2,464,066
5.00%, 08/01/28 (Call 08/01/27)	2,700	2,909,424
5.00%, 09/01/28	300	332,275
5.00%, 09/01/28 (Call 09/01/26)	1,365	1,442,760
5.00%, 10/01/28	15,070	16,718,902
5.00%, 11/01/28	3,135	3,483,791
5.00%, 12/01/28	1,015	1,129,794
5.00%, 04/01/29	4,375	4,892,679
5.00%, 08/01/29 (Call 08/01/26)	1,920	2,024,441
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,076,357
5.00%, 09/01/29 (Call 09/01/26)	3,245	3,426,517
5.00%, 10/01/29	10,355	11,674,517
5.00%, 10/01/29 (Call 04/01/26)	760	796,201
5.00%, 11/01/29	1,500	1,693,388
5.00%, 12/01/29	1,425	1,610,858
5.00%, 03/01/30	170	193,085
5.00%, 04/01/30	2,175	2,473,825
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,113,987
5.00%, 08/01/30 (Call 08/01/27)	635	682,951
5.00%, 08/01/30 (Call 08/01/28)	1,010	1,111,369
5.00%, 10/01/30	2,000	2,293,668
5.00%, 11/01/30	3,985	4,576,380
5.00%, 11/01/30 (Call 11/01/24)	2,000	2,006,415
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,055,684
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,063,576
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,135,519
5.00%, 04/01/31	4,985	5,766,608
5.00%, 09/01/31 (Call 09/01/26)	2,175	2,294,560
5.00%, 10/01/31 (Call 10/01/24)	2,825	2,860,408
5.00%, 11/01/31	2,500	2,918,456
5.00%, 11/01/31 (Call 11/01/24)	2,080	2,086,672
5.00%, 11/01/31 (Call 11/01/27)	3,000	3,227,610
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,104,533
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,592,328
Security	Par (000)	Value

California (continued)
5.00%, 03/01/32 (Call 03/01/30)	$3,900	$4,427,445
5.00%, 04/01/32	9,180	10,792,049
5.00%, 04/01/32 (Call 04/01/29)	1,225	1,357,648
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,011,539
5.00%, 09/01/32	1,895	2,241,658
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,163,772
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,011,555
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,117,263
5.00%, 10/01/32 (Call 10/01/31)	1,745	2,033,922
5.00%, 11/01/32	9,995	11,852,526
5.00%, 11/01/32 (Call 11/01/30)	2,550	2,926,937
5.00%, 12/01/32 (Call 06/01/26)	775	813,551
5.00%, 03/01/33 (Call 03/01/30)	4,690	5,322,898
5.00%, 04/01/33	1,750	2,089,101
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,214,902
5.00%, 04/01/33 (Call 04/01/29)	840	928,107
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,024,840
5.00%, 09/01/33	3,000	3,601,995
5.00%, 09/01/33 (Call 09/01/24)	1,635	1,640,245
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,581,205
5.00%, 09/01/33 (Call 09/01/32)	1,460	1,726,232
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,400,651
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,217,914
5.00%, 03/01/34 (Call 03/01/30)	3,600	4,071,483
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,145,001
5.00%, 10/01/34 (Call 04/01/33)	10,230	12,128,966
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,098,050
5.00%, 12/01/34 (Call 12/01/30)	1,780	2,034,522
5.00%, 04/01/35 (Call 04/01/29)	1,000	1,100,425
5.00%, 04/01/35 (Call 04/01/32)	1,365	1,590,151
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,604,307
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,018,533
5.00%, 09/01/35 (Call 09/01/26)	4,085	4,300,138
5.00%, 10/01/35	245	257,217
5.00%, 10/01/35 (Call 04/01/26)	4,755	4,967,868
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,017,817
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,049,967
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,097,997
5.00%, 09/01/36 (Call 09/01/33)	5,000	5,871,609
5.00%, 10/01/36 (Call 04/01/33)	6,055	7,064,404
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,500,247
5.00%, 11/01/36 (Call 11/01/28)	2,510	2,728,505
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,290,628
5.00%, 09/01/37 (Call 09/01/33)	8,000	9,300,278
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,125,994
5.00%, 11/01/37 (Call 11/01/32)	7,500	8,612,967
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,341,600
5.00%, 09/01/39 (Call 09/01/32)	7,270	8,245,103
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,260,482
5.00%, 11/01/39 (Call 11/01/28)	3,505	3,758,706
5.00%, 10/01/41 (Call 04/01/31)	2,425	2,684,379
5.00%, 10/01/42 (Call 04/01/33)	9,515	10,729,083
5.00%, 11/01/42 (Call 11/01/32)	2,500	2,806,808
5.00%, 11/01/43 (Call 05/01/24)	4,725	4,727,113
5.00%, 10/01/44 (Call 10/01/24)	2,330	2,348,405
5.00%, 04/01/45 (Call 04/01/29)	3,145	3,334,017
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,459,676
5.00%, 08/01/46 (Call 08/01/26)	6,500	6,696,046
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,031,052
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,165,993
5.00%, 10/01/47 (Call 04/01/26)	3,850	3,949,748

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/47 (Call 11/01/27)	$800	$842,486
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,733,830
5.25%, 08/01/32 (AGM)	1,825	2,161,826
5.25%, 09/01/47 (Call 09/01/32)	2,045	2,289,128
5.25%, 09/01/53 (Call 09/01/33)	4,000	4,486,229
VRDN,2.15%, 05/01/34 (Put 12/01/23)(b)	5,500	5,500,000
Series B, 5.00%, 08/01/24	815	825,474
Series B, 5.00%, 09/01/24	2,945	2,985,821
Series B, 5.00%, 09/01/25	1,895	1,960,315
Series B, 5.00%, 08/01/26	2,280	2,411,623
Series B, 5.00%, 09/01/26	2,225	2,358,173
Series C, 5.00%, 09/01/26 (Call 09/01/25)	3,500	3,626,937
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	803,356
Series C, 5.00%, 08/01/32 (Call 02/01/25)	300	305,664
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	488,973
Sunnyvale Elementary School District GO, 4.00%,
09/01/42 (Call 09/01/25)	500	501,108
Ukiah Unified School District/CA GO, Series 2005,
0.00%, 08/01/28 (NPFGC)(a)	1,000	861,029
University of California RB
3.00%, 05/15/51 (Call 05/15/31)	7,000	5,181,395
4.00%, 05/15/25	5,490	5,590,121
4.00%, 05/15/33 (Call 05/15/27)	4,000	4,111,835
4.00%, 05/15/34 (Call 05/15/25)	4,900	4,915,360
4.00%, 05/15/39 (Call 05/15/31)	2,500	2,553,005
4.00%, 05/15/40 (Call 05/15/31)	2,500	2,529,118
5.00%, 05/15/26	2,190	2,313,676
5.00%, 05/15/28	1,000	1,107,778
5.00%, 05/15/29	4,000	4,510,556
5.00%, 05/15/30	3,000	3,440,285
5.00%, 05/15/33	1,125	1,353,651
5.00%, 05/15/34 (Call 05/15/26)	1,005	1,049,792
5.00%, 05/15/35 (Call 05/15/27)	2,500	2,675,406
5.00%, 05/15/35 (Call 05/15/33)	5,625	6,719,037
5.00%, 05/15/42 (Call 05/15/27)	2,405	2,522,596
5.00%, 05/15/42 (Call 05/15/33)	7,910	8,923,935
5.00%, 05/15/44 (Call 05/15/33)	2,630	2,930,230
5.00%, 05/15/52 (Call 05/15/32)	5,000	5,435,343
5.50%, 05/15/40 (Call 05/15/33)	5,000	5,902,141
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,764,758
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	121,137
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	496,766
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,205	5,251,447
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,025,970
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,040	3,131,835
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	411,882
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,079,662
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	6,245	6,349,000
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,003,338
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,172,829
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,558,914
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,113,901
Series AY, 5.00%, 05/15/25	1,300	1,342,033
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,077,474
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,275,632
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	4,932,816
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	814,776
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,630	5,971,317
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	10,250	10,791,922
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	530,485
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	1,500	1,578,468
Security	Par (000)	Value

California (continued)
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	$1,000	$1,038,887
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	673,725
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	10,250	10,231,388
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,287,833
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,500	1,664,079
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	1,000	998,840
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	2,001,956
Series I, 5.00%, 05/15/27 (Call 05/15/25)	745	767,185
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	360,196
Series I, 5.00%, 05/15/29 (Call 05/15/25)	205	210,702
Series I, 5.00%, 05/15/31 (Call 05/15/25)	5,290	5,430,797
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	554,030
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	2,978,945
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	520,796
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	248,043
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,072,014
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,165	1,211,566
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	259,065
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	525,065
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,041,249
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	531,979
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,049,279
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,099,785
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	2,940,428
Walnut Valley Unified School District GO, 4.00%, 08/01/51 (Call 08/01/32)	2,000	1,997,608
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	250,525
Westminster School District GO, 0.00%, 08/01/52 (Call 08/01/39) (BAM)	6,380	4,184,218
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	704,696
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	857,114
		2,628,466,470
Total Long-Term Investments — 99.6%
(Cost: $2,671,511,787)		2,628,466,470

	Shares
Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds California Money Fund Portfolio, 2.37%(c)(d)	490,880	490,586

Total Short-Term Securities — 0.0%
(Cost: $490,536)		490,586

Total Investments — 99.6%
(Cost: $2,672,002,323)		2,628,957,056

Other Assets Less Liabilities — 0.4%		10,016,384

Net Assets — 100.0%		$2,638,973,440

(a)	Zero-coupon bond.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$3,414,808	$—	$(2,925,852	)(a)	$1,922	$(292)	$490,586	490,880	$75,770	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$2,628,466,470	$—	$2,628,466,470
Short-Term Securities
Money Market Funds	490,586	—	—	490,586
	$490,586	$2,628,466,470	$—	$2,628,957,056

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate	GO	General Obligation
AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM-CR	AGM Insured Custodial Receipt	NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation
ETM	Escrowed to Maturity